CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Customer deposits, allowance for doubtful accounts	$ 640,845	$ 539,433
Accounts receivable, allowance for doubtful accounts	10,981,086	18,296,842
Accounts payable	6,311,890	8,148,688
Accrued payroll and welfare expenses	36,222,102	37,853,279
Income tax payable	24,760,675	42,276,115
Other tax payable	16,097,534	14,765,431
Liability for exclusive rights, current	13,359,983
Other current liabilities	23,306,933	23,927,768
Deferred tax liabilities	43,102,276	40,152,455
Liability for exclusive rights, non-current	20,679,586
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	78,703,087	80,752,526
Ordinary shares, shares outstanding (in shares)	78,703,087	80,752,526
Consolidated VIEs without recourse
Accounts payable	2,110,761	2,777,692
Accrued payroll and welfare expenses	11,671,668	5,998,335
Income tax payable	3,099,422	3,824,260
Other tax payable	4,290,915	2,965,717
Liability for exclusive rights, current	13,359,983
Other current liabilities	14,963,468	6,728,488
Deferred tax liabilities	1,712,234	424,931
Liability for exclusive rights, non-current	$ 20,679,586